Leases - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 14, 2023
Schedule of Operating Leases [Abstract]
Right-of-use assets	$ 66,293,751	$ 11,907,557
Lease liabilities – current	4,969,959	3,474,199
Lease liabilities – non-current	10,438,555	9,594,373
Total lease liabilities	$ 15,408,514	$ 13,068,572		$ 177,391
Weighted average remaining lease term	5 years 5 months 8 days	5 years 7 months 24 days	6 years 7 days
Weighted average discount rate	5.28%	4.69%	4.71%
Cash payments for operating leases	$ 47,136,626	$ 3,349,052	$ 1,665,561
Lease liabilities arising from obtaining right-of-use assets	$ 4,745,979	$ 3,584,020	$ 4,340,721